Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 21
Income Taxes (Additional Textual) [Abstract]
US federal statutory income tax rate	35.00%	35.00%	35.00%	35.00%
Valuation allowances to reduce deferred tax assets to estimated realizable value		221	102	87	92
Deferred tax assets net of valuation allowance		230	330
Unrecognized Tax Benefits		37	16	13	17
Approximate tax benefits to be recognized relating to release of provisions no longer required		7
Ireland
Income Taxes (Additional Textual) [Abstract]
Ireland federal statutory income tax rate		25.00%
UK
Income Taxes (Additional Textual) [Abstract]
Valuation allowances relating to deferred tax assets arising from UK other net operating losses		7
Valuation allowances relating to deferred tax assets arising from UK capital loss carryforwards		42
US
Income Taxes (Additional Textual) [Abstract]
Valuation allowances relating to deferred tax assets arising from UK other net operating losses		47
Valuation allowances to reduce deferred tax assets to estimated realizable value		$ 125